Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2012
Accrued Liabilities [Abstract]
Summary Of Accrued Liabilities

	As of January 31,
(Amounts in millions)	2012	2011
Accrued wages and benefits(1)	$5,089	$5,895
Self-insurance(2)	3,638	3,447
Other(3)	9,427	9,359

Total accrued liabilities	$18,154	$18,701

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee-related health care benefits.
(3)	Other accrued liabilities consist of various items such as accrued taxes, maintenance, utilities, advertising and interest.